Other comprehensive income (loss) Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		$ 38,037
Change in accumulated other comprehensive income (loss)	[1]	(1,196)	$ (1,002)	$ (867)
Ending Balance		38,811	38,037
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		(1,632)	(1,069)	(388)
Change in accumulated other comprehensive income (loss)		(819)	(563)	(681)
Ending Balance		(2,451)	(1,632)	(1,069)
Accumulated Defined Benefits Adjustment | Pensions
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		(1,250)	(1,236)	(840)
Change in accumulated other comprehensive income (loss)		(56)	(14)	(396)
Ending Balance		(1,306)	(1,250)	(1,236)
Accumulated Defined Benefits Adjustment | Other post-retirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		(47)	(65)	(60)
Change in accumulated other comprehensive income (loss)		5	18	(5)
Ending Balance		(42)	(47)	(65)
Unrealized gain (loss) on assets available-for-sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		327	742	387
Change in accumulated other comprehensive income (loss)		(291)	(415)	355
Ending Balance		36	327	742
Unrealized gain (loss) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		2	(6)	9
Change in accumulated other comprehensive income (loss)		(4)	8	(15)
Ending Balance		(2)	2	(6)
Total accumulated other comprehensive income (loss), net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		(2,600)	(1,634)	(892)
Change in accumulated other comprehensive income (loss)		(1,165)	(966)	(742)
Ending Balance		$ (3,765)	$ (2,600)	$ (1,634)

[1]	Other comprehensive (loss) attributable to The Bank of New York Mellon Corporation shareholders was $(1,165) million for the year ended Dec. 31, 2016, $(966) million for the year ended Dec. 31, 2015 and $(742) million for the year ended Dec. 31, 2014.